CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2020
CASH EQUIVALENTS
CASH EQUIVALENTS

NOTE E - CASH EQUIVALENTS

Cash equivalents of $6,568,691 and $22,831,399 as of March 31, 2020 and 2019, respectively, include money market accounts with interest rates ranging from 0.10% to 1.20% per annum.